DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All China Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 49.1%
Communication Services - 10.6%
Alibaba Pictures Group Ltd.*	35,447	$2,800
Autohome, Inc., ADR	182	6,481
Baidu, Inc., Class A*	5,631	101,516
Bilibili, Inc., Class Z*	439	10,633
China Literature Ltd., 144A*	1,122	4,574
China Ruyi Holdings Ltd.*(a)	10,742	2,737
China Tower Corp. Ltd., Class H, 144A	111,763	13,955
iQIYI, Inc., ADR*	872	3,191
JOYY, Inc., ADR	119	3,608
Kanzhun Ltd., ADR*	222	5,215
Kingsoft Corp. Ltd.	2,359	7,213
Kuaishou Technology, 144A*	4,442	38,937
NetEase, Inc.	5,299	95,734
Tencent Holdings Ltd.	15,960	665,335
Tencent Music Entertainment Group, ADR*	1,862	9,515
Weibo Corp., ADR*	181	3,745

(Cost $1,205,282)		975,189

Consumer Discretionary - 17.7%
Alibaba Group Holding Ltd.*	38,698	464,937
Alibaba Health Information Technology Ltd.*	11,776	6,827
ANTA Sports Products Ltd.	3,128	37,820
Bosideng International Holdings Ltd.	8,327	4,689
Brilliance China Automotive Holdings Ltd.*(b)	21,577	20,068
BYD Co. Ltd., Class H	2,103	64,894
China Meidong Auto Holdings Ltd.	1,633	3,346
Dongfeng Motor Group Co. Ltd., Class H	7,939	5,047
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,475	7,047
Geely Automobile Holdings Ltd.	15,360	31,116
Great Wall Motor Co. Ltd., Class H	8,252	12,490
Guangzhou Automobile Group Co. Ltd., Class H	7,731	6,678
H World Group Ltd., ADR	497	18,702
Haidilao International Holding Ltd., 144A*	2,876	6,815
Haier Smart Home Co. Ltd., Class H	5,837	19,187
JD Health International, Inc., 144A*(a)	2,855	19,879
JD.com, Inc., Class A	5,495	172,785
Jiumaojiu International Holdings Ltd., 144A(a)	1,882	3,726
Li Auto, Inc., ADR*	1,396	40,163
Li Ning Co. Ltd.	6,012	55,150
Meituan, Class B, 144A*	11,245	271,925
Minth Group Ltd.	1,930	5,496
New Oriental Education & Technology Group, Inc.*	3,883	11,626
NIO, Inc., ADR*	3,355	66,798
Pinduoduo, Inc., ADR*	1,120	79,856
Ping An Healthcare and Technology Co. Ltd., 144A*	1,283	3,498
Pop Mart International Group Ltd., 144A	1,441	3,755
Shenzhou International Group Holdings Ltd.	2,108	22,117
TAL Education Group, ADR*	1,101	6,364
Tongcheng Travel Holdings Ltd.*	3,134	6,461
Topsports International Holdings Ltd., 144A	4,063	3,215
Trip.com Group Ltd., ADR*	1,383	35,571
Vipshop Holdings Ltd., ADR*	1,151	13,363
XPeng, Inc., ADR*	1,081	20,020
Xtep International Holdings Ltd.	3,379	4,718
Yadea Group Holdings Ltd., 144A	2,762	5,286
Yum China Holdings, Inc.	1,087	54,470
Zhongsheng Group Holdings Ltd.	1,566	7,432

(Cost $2,242,921)		1,623,337

Consumer Staples - 1.8%
Anhui Gujing Distillery Co. Ltd., Class B	306	4,680
China Feihe Ltd., 144A*	9,366	7,768
China Mengniu Dairy Co. Ltd.*	8,129	36,922
China Resources Beer Holdings Co. Ltd.	4,140	28,931
Dali Foods Group Co. Ltd., 144A	6,297	2,880
Hengan International Group Co. Ltd.	1,716	8,221
Nongfu Spring Co. Ltd., Class H, 144A(a)	4,592	27,410
RLX Technology, Inc., ADR*	1,434	2,051
Smoore International Holdings Ltd., 144A	4,590	8,234
Tingyi Cayman Islands Holding Corp.	5,240	9,320
Tsingtao Brewery Co. Ltd., Class H	1,588	15,478
Uni-President China Holdings Ltd.	3,972	3,426
Vinda International Holdings Ltd.	923	2,581
Want Want China Holdings Ltd.	12,768	9,012
Yihai International Holding Ltd.*(a)	1,237	3,124

(Cost $197,944)		170,038

Energy - 1.2%
China Coal Energy Co. Ltd., Class H	5,241	4,681
China Oilfield Services Ltd., Class H	4,969	5,166
China Petroleum & Chemical Corp., Class H	64,291	30,389
China Shenhua Energy Co. Ltd., Class H	8,680	27,316
China Suntien Green Energy Corp. Ltd., Class H	3,413	1,535
PetroChina Co. Ltd., Class H	53,923	25,488
Yankuang Energy Group Co. Ltd., Class H	3,879	15,419

(Cost $103,823)		109,994

Financials - 7.1%
360 DigiTech, Inc., ADR	241	3,851
Agricultural Bank of China Ltd., Class H	75,156	24,609
Bank of China Ltd., Class H	203,074	71,410

Bank of Communications Co. Ltd., Class H	22,989	13,122
China Cinda Asset Management Co. Ltd., Class H	23,162	3,187
China CITIC Bank Corp. Ltd., Class H	23,619	10,141
China Construction Bank Corp., Class H	245,663	152,427
China Everbright Bank Co. Ltd., Class H	9,978	3,064
China Galaxy Securities Co. Ltd., Class H	9,209	5,045
China Huarong Asset Management Co. Ltd., Class H, 144A*	82,025	3,031
China International Capital Corp. Ltd., Class H, 144A	3,949	6,973
China Life Insurance Co. Ltd., Class H	19,150	27,522
China Merchants Bank Co. Ltd., Class H	10,035	51,525
China Minsheng Banking Corp. Ltd., Class H(a)	15,297	4,872
China Pacific Insurance Group Co. Ltd., Class H	6,925	14,699
China Taiping Insurance Holdings Co. Ltd.	4,280	4,384
CITIC Securities Co. Ltd., Class H	5,348	10,875
Far East Horizon Ltd.	4,654	3,528
GF Securities Co. Ltd., Class H	2,905	3,805
Haitong Securities Co. Ltd., Class H	8,031	5,270
Huatai Securities Co. Ltd., Class H, 144A	3,828	5,131
Industrial & Commercial Bank of China Ltd., Class H	144,207	73,492
Lufax Holding Ltd., ADR	1,754	7,665
New China Life Insurance Co. Ltd., Class H	2,487	5,862
People’s Insurance Co. Group of China Ltd., Class H	21,937	6,792
PICC Property & Casualty Co. Ltd., Class H	17,627	19,089
Ping An Insurance Group Co. of China Ltd., Class H	16,157	95,412
Postal Savings Bank of China Co. Ltd., Class H, 144A(a)	20,860	12,491
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	1,812	5,344

(Cost $925,439)		654,618

Health Care - 2.7%
3SBio, Inc., 144A	4,044	2,695
BeiGene Ltd., ADR*(a)	122	20,942
CanSino Biologics, Inc., Class H, 144A	200	1,255
China Medical System Holdings Ltd.	3,674	5,449
China Traditional Chinese Medicine Holdings Co. Ltd.	5,879	2,547
CSPC Pharmaceutical Group Ltd.	23,007	23,421
Genscript Biotech Corp.*	3,114	10,097
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	361	3,592
Hansoh Pharmaceutical Group Co. Ltd., 144A	3,058	6,117
HUTCHMED China Ltd., ADR*(a)	217	2,791
Hygeia Healthcare Holdings Co. Ltd., 144A*	886	4,814
Innovent Biologics, Inc., 144A*	2,642	11,260
Jinxin Fertility Group Ltd., 144A	3,901	2,550
Legend Biotech Corp., ADR*	120	5,579
Microport Scientific Corp.*(a)	1,687	3,379
Pharmaron Beijing Co. Ltd., Class H, 144A	525	3,488
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,882	8,019
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,421	4,589
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,017	2,940
Sino Biopharmaceutical Ltd.	27,491	14,500
Sinopharm Group Co. Ltd., Class H	3,524	7,848
WuXi AppTec Co. Ltd., Class H, 144A(a)	906	10,314
Wuxi Biologics Cayman, Inc., 144A*	9,151	81,263
Zai Lab Ltd., ADR*	212	9,796

(Cost $263,106)		249,245

Industrials - 1.8%
Air China Ltd., Class H*	4,793	3,853
AviChina Industry & Technology Co. Ltd., Class H	6,585	3,213
Beijing Capital International Airport Co. Ltd., Class H*	4,795	3,018
BOC Aviation Ltd., 144A	547	4,394
China Communications Services Corp. Ltd., Class H	6,281	2,697
China Conch Venture Holdings Ltd.	4,380	8,962
China Everbright Environment Group Ltd.	9,775	4,845
China Lesso Group Holdings Ltd.	2,852	3,401
China Merchants Port Holdings Co. Ltd.	3,382	5,084
China Railway Group Ltd., Class H	10,609	6,082
China Southern Airlines Co. Ltd., Class H*(a)	4,449	2,409
China State Construction International Holdings Ltd.	5,342	6,180
CITIC Ltd.	15,281	15,789
COSCO SHIPPING Holdings Co. Ltd., Class H	8,399	12,606
COSCO SHIPPING Ports Ltd.	4,789	3,106
CRRC Corp. Ltd., Class H	11,391	4,267
Fosun International Ltd.	6,571	4,847
Haitian International Holdings Ltd.	1,692	4,161
Jiangsu Expressway Co. Ltd., Class H	3,209	2,752
Orient Overseas International Ltd.	338	9,465
Sany Heavy Equipment International Holdings Co. Ltd.	3,300	3,422

Shenzhen International Holdings Ltd.	3,180	2,747
Sinotruk Hong Kong Ltd.	2,130	2,136
Weichai Power Co. Ltd., Class H	5,168	6,927
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	1,604	2,399
Zhejiang Expressway Co. Ltd., Class H	3,794	2,891
Zhuzhou CRRC Times Electric Co. Ltd.	1,243	6,034
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,639	1,646
ZTO Express Cayman, Inc., ADR(a)	1,076	28,030

(Cost $201,415)		167,363

Information Technology - 2.0%
AAC Technologies Holdings, Inc.(a)	1,917	3,571
BYD Electronic International Co. Ltd.(a)	1,737	4,625
Chinasoft International Ltd.*	7,176	5,641
Daqo New Energy Corp., ADR*	151	10,067
Flat Glass Group Co. Ltd., Class H*	1,196	3,954
GDS Holdings Ltd., Class A*	1,936	6,722
Hua Hong Semiconductor Ltd., 144A*	1,381	4,082
Kingboard Holdings Ltd.	1,712	5,420
Kingboard Laminates Holdings Ltd.	2,458	2,352
Kingdee International Software Group Co. Ltd.*	6,838	13,347
Lenovo Group Ltd.(a)	18,976	15,715
Ming Yuan Cloud Group Holdings Ltd.	1,396	1,158
Sunny Optical Technology Group Co. Ltd.	1,822	25,048
TravelSky Technology Ltd., Class H	2,500	4,376
Xiaomi Corp., Class B, 144A*	39,285	57,860
Xinyi Solar Holdings Ltd.	12,842	17,736
ZTE Corp., Class H	1,931	4,094

(Cost $208,189)		185,768

Materials - 0.9%
Aluminum Corp. of China Ltd., Class H	10,485	3,874
Anhui Conch Cement Co. Ltd., Class H	3,285	12,556
China Hongqiao Group Ltd.	6,020	5,875
China National Building Material Co. Ltd., Class H	9,961	9,442
China Resources Cement Holdings Ltd.	6,419	3,967
CMOC Group Ltd., Class H	9,155	4,106
Dongyue Group Ltd.	3,220	3,635
Ganfeng Lithium Co. Ltd., Class H, 144A(a)	928	8,200
Jiangxi Copper Co. Ltd., Class H	2,915	3,599
MMG Ltd.*	9,431	2,595
Nine Dragons Paper Holdings Ltd.	4,347	3,417
Shandong Gold Mining Co. Ltd., Class H, 144A	1,792	3,050
Zhaojin Mining Industry Co. Ltd., Class H*	3,019	2,569
Zijin Mining Group Co. Ltd., Class H	14,658	16,696

(Cost $83,414)		83,581

Real Estate - 2.0%
A-Living Smart City Services Co. Ltd., 144A	1,870	1,935
China Evergrande Group*(b)	8,413	1,769
China Jinmao Holdings Group Ltd.	15,984	3,380
China Overseas Land & Investment Ltd.	9,766	26,378
China Overseas Property Holdings Ltd.	2,910	3,099
China Resources Land Ltd.	8,336	34,252
China Resources Mixc Lifestyle Services Ltd., 144A	1,593	7,246
China Vanke Co. Ltd., Class H	4,259	8,335
CIFI Holdings Group Co. Ltd.(a)	9,596	2,445
Country Garden Holdings Co. Ltd.(a)	21,279	6,317
Country Garden Services Holdings Co. Ltd.	5,266	10,440
Greentown China Holdings Ltd.	2,390	4,531
Greentown Service Group Co. Ltd.	4,359	3,166
Hopson Development Holdings Ltd.(a)	2,068	2,845
KE Holdings, Inc., ADR*	1,702	30,704
Logan Group Co. Ltd.(a)	5,284	579
Longfor Group Holdings Ltd., 144A	4,820	15,721
Seazen Group Ltd.*	5,983	1,997
Shimao Group Holdings Ltd.(a)(b)	4,310	0
Sunac China Holdings Ltd.*(b)	7,560	0
Wharf Holdings Ltd.	3,146	11,864
Yuexiu Property Co. Ltd.	3,660	4,588

(Cost $342,289)		181,591

Utilities - 1.3%
Beijing Enterprises Holdings Ltd.	1,326	3,953
Beijing Enterprises Water Group Ltd.	11,993	3,087
CGN Power Co. Ltd., Class H, 144A	24,574	5,855
China Gas Holdings Ltd.	7,997	11,350
China Longyuan Power Group Corp. Ltd., Class H	8,772	14,216
China Power International Development Ltd.	13,822	7,748
China Resources Gas Group Ltd.	2,456	9,591
China Resources Power Holdings Co. Ltd.	5,151	10,277
ENN Energy Holdings Ltd.	2,036	29,675
Guangdong Investment Ltd.	7,782	7,139
Huaneng Power International, Inc., Class H*	9,334	4,781
Kunlun Energy Co. Ltd.	10,234	8,932

(Cost $122,342)		116,604

TOTAL COMMON STOCKS (Cost $5,896,164)		4,517,328

EXCHANGE-TRADED FUNDS - 50.6%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(c)	15,668	506,233
Xtrackers MSCI China A Inclusion Equity ETF(c)	176,653	4,141,718

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,370,124)		4,647,951

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(d)(e)
(Cost $26,766)	26,766	26,766

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24%(d)
(Cost $9,149)	9,149	9,149

TOTAL INVESTMENTS - 100.1% (Cost $11,302,203)		$9,201,194
Other assets and liabilities, net - (0.1%)		(8,846)

NET ASSETS - 100.0%		$9,192,348

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

EXCHANGE-TRADED FUNDS — 50.6%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(c)
506,451	3,993	—	—	(4,211)	—	—	15,668	506,233
Xtrackers MSCI China A Inclusion Equity ETF(c)
4,186,445	22,211	—	—	(66,938)	—	—	176,653	4,141,718
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(d)(e)
46,367	—	(19,601)(f)	—	—	202	—	26,766	26,766
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 2.24%(d)
6,466	27,434	(24,751)	—	—	22	—	9,149	9,149

4,745,729	53,638	(44,352)	—	(71,149)	224	—	228,236	4,683,866

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $173,828, which is 1.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $157,027.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
FTSE China A50 Index Futures	USD	2	$27,164	$27,044	9/29/2022	$(120)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,495,491	$—	$21,837	$4,517,328
Exchange-Traded Funds	4,647,951	—	—	4,647,951
Short-Term Investments(a)	35,915	—	—	35,915

TOTAL	$9,179,357	$—	$21,837	$9,201,194

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Futures Contracts	$(120)	$—	$—	$(120)

TOTAL	$(120)	$—	$—	$(120)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2022, the amount of transfers from Level 3 to Level 1 was $1,468. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CN-PH1

R-089711-1 (5/24) DBX005195 (5/24)